Taxes (Narratives) (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign and Domestic Loss Carryforward
Tax effect of foreign and domestic loss carryforwards	$ 626,000,000
Tax effect of foreign and domestic tax credit carryforwards	1,007,000,000
Unrecognized tax benefit on certain foreign tax losses appealed with taxing authority	1,141,000,000
Offsetting tax benefits associated with the correlative effects of potential transfer pricing adjustments, state income taxes and timing adjustments benefit	556,000,000
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	3,902,000,000	5,099,000,000	5,090,000,000
Recognized interest expense (benefit) and penalties	(93,000,000)	134,000,000	129,000,000
Interest and penalties accrued	417,000,000	533,000,000
Significant reduction in unrecognized tax benefits that is reasonably possible in the next 12 months	101,000,000
Undistributed earnings of non-U.S. subsidiaries	52,300,000,000
Increase (decrease) in amount of unrecognized tax benefits	(1,214,000,000)
Unrecognized Tax Benefits	4,458,000,000	5,672,000,000	5,575,000,000	5,293,000,000
Income Tax Examination [Line Items]
Prepaid Taxes	305,000,000	459,000,000
IRS
Income Tax Examination [Line Items]
Effective income tax rate benefitted ( in percent)	11.50%
Indian Tax Authorities
Income Tax Examination [Line Items]
Tax assessment notice amount	866,000,000
Income Tax Examination, Likelihood of Unfavorable Settlement	The company believes it will prevail on these matters and that this amount is not a meaningful indicator of liability.
Income Tax Examination, Year under Examination	2009
Prepaid Taxes	$ 433,000,000
Minimum
Foreign and Domestic Loss Carryforward
Number of years for which carryforwards are available	2 years
Maximum
Foreign and Domestic Loss Carryforward
Number of years for which carryforwards are available	10 years